UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21691

Adirondack Funds

(Exact name of registrant as specified in charter)

2390 Western Avenue, Guilderland, NY  12084

 (Address of principal executive offices)  (Zip code)

Gregory A. Roeder, Adirondack Research and Management, Inc.

2390 Western Avenue, Guilderland, NY  12084

 (Name and address of agent for service)

Copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700, Columbus, Ohio  43215

Registrant's telephone number, including area code: (518) 690-0470

Date of fiscal year end: March 31

Date of reporting period: December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW,

Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	The Adirondack Small Cap Fund
	Schedule of Investments
	December 31, 2016 (Unaudited)

Shares		Value

COMMON STOCK - 92.76%

Accident & Health Insurance - 1.50%
224,996	CNO Financial Group, Inc. (1 Right per share, exp. 12/31/17)	$ 4,308,673

Air Transportation Scheduled - 1.43%
183,005	JetBlue Airways Corp. *	4,102,972

Aircraft Parts & Auxiliary Equipment - 0.71%
236,206	LMI Aerospace, Inc. *	2,036,096

Apparel & Other Finished Prods of Fabrics & Similar Material - 1.52%
147,256	G-III Apparel Group Ltd. *	4,352,887

Biotechnology Research & Products - 0.66%
274,510	Trinity Biotech Plc. (Ireland) *	1,899,609

Cogeneration Services & Small Power Producers - 1.76%
323,518	Covanta Holding Corp.	5,046,881

Computer Processing & Data Preparation - 1.74%
3,019,460	IPASS, Inc. *	4,982,109

Computer Programming, Data Processing Etc. - 0.96%
204,696	Autobytel, Inc. *	2,753,161

Crude Petroleum & Natural Gas - 2.21%
84,900	Carrizo Oil & Gas, Inc. *	3,171,015
634,465	Tetra Technologies, Inc. *	3,185,014
		6,356,029
Deep Sea Foreigh Transportation of Freight - 1.92%
77,320	Seacor Holdings, Inc. *	5,511,370

Electric Lighting & Wiring Equipment - 2.97%
556,081	LSI Industries, Inc.	5,416,229
1,429,258	Orion Energy Systems, Inc. *	3,101,490
		8,517,719

Electronic Components & Accessories - 3.61%
176,926	CTS Corp.	3,963,142
396,000	Vishay Intertechnology, Inc.	6,415,200
		10,378,342
Fabricated Plate Work (Boiler Shops) - 2.77%
753,498	Global Power Equipment Group, Inc.	3,556,511
596,577	McDermott International, Inc. *	4,408,704
		7,965,215
Fire, Marine & Casualty Insurance - 3.91%
95,288	Endurance Specialty Holdings Ltd. (Bermuda)	8,804,611
56,060	Selective Insurance Group, Inc.	2,413,383
		11,217,994
Footwear, (No Rubber) - 1.53%
200,134	Wolverine World Wide, Inc.	4,392,941

Games, Toys & Children's Vehicles - 0.86%
480,617	JAKKS Pacific, Inc.	2,475,178

Glass Containers - 2.09%
344,297	Owens-Illinois, Inc. *	5,994,211

Gold & Silver Ores - 0.62%
119,000	Pan American Silver Corp. (Canada)	1,793,330

Greeting Cards - 1.50%
159,410	CSS Industries, Inc.	4,315,229

Heavy Construction Other Than Building Construction Contractors - 1.51%
513,838	Sterling Construction Co. *	4,347,069

Home Health Care - 0.12%
427,674	Hooper Holmes, Inc. *	353,301

Ice Cream & Frozen Desserts - 1.18%
155,997	Dean Foods Co.	3,397,615

Industrial & Commercial Fans & Blowers & Air Purifying Equipment - 0.26%
53,378	CECO Environmental Corp.	744,623

Instruments for Measuring & Testing of Electricity & Elec Signals - 2.08%
781,002	Xcerra Corp. *	5,966,855

Leisure Time - 1.92%
503,103	Callaway Golf Corp.	5,514,009

Life Insurance - 4.05%
739,982	Genworth Financial, Inc. Class A *	2,819,331
28,350	National Western Life Group, Inc. Class A	8,811,180
		11,630,511
Meat Packing Plants - 2.11%
1,531	Seaboard Corp. *	6,050,497

Medical & Dental Instruments & Supply - 1.48%
5,371	Cryolife, Inc.	102,855
117,687	Owens & Minor, Inc.	4,153,174
		4,256,029
Miscellaneous Chemical Products - 0.55%
84,115	Orion Engineered Carbons SA	1,585,568

Mortgage Bankers & Loan Correspondents - 2.18%
346,048	Nationstar Mortgage Holdings, Inc. *	6,249,627

Motor Vehicle Parts & Accessories - 1.21%
182,953	Dana Holding Corp.	3,472,448

Operative Builders - 1.49%
372,842	TRI Pointe Group, Inc. *	4,280,226

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.32%
510,498	Invacare Corp.	6,661,999

Photographic Equipment & Supplies - 0.32%
60,184	Eastman Kodak Co. *	932,852

Printed Circuit Boards - 2.45%
49,710	Benchmark Electronics, Inc. *	1,516,155
150,340	Sanmina Corp. *	5,509,961
		7,026,116
Production Technology Equipment - 1.12%
544,508	Electro Scientific Industries, Inc. (1 Right per Share, exp. 05/18/19) *	3,223,487

Pumps & Pumping Equipment - 0.24%
41,324	Ampco Pittsburgh Corp.	692,177

Radio & TV Broadcasting & Communications Equipment - 0.33%
416,001	SeaChange International, Inc. *	956,802

Retail-Apparel & Accessory Stores - 0.71%
188,197	Express, Inc. *	2,025,000

Retail-Auto Dealers & Gasoline Stations - 1.47%

595,417	TravelCenters of America LLC *	4,227,461

Retail-Miscellaneous Shopping Goods Stores - 1.59%
1,008,877	Office Depot, Inc.	4,560,124

Savings Institution, Federally Chartered - 1.80%
314,260	Brookline Bancorp., Inc.	5,153,864

Security Brokers, Dealers & Flotation Companies - 4.38%
94,875	Cowen Group, Inc. *	1,470,563
175,865	Greenhill & Co., Inc.	4,871,461
469,690	KCG Holdings, Inc. *	6,223,393
		12,565,416
Semiconductors & Related Devices - 0.90%
238,391	NeoPhotonics Corp. *	2,577,007

Services-Computer Integrated Systems Design - 1.98%
555,661	Allscripts Healthcare Solutions, Inc. *	5,673,299

Services-Computer Programming Services - 0.51%
298,721	Real Networks, Inc. *	1,451,784

Services-Misc. Equipment Rental & Leasing - 2.66%
574,079	Fly Leasing Ltd. (Ireland) *	7,635,251

Services-Motion Picture & Video Tape Production - 1.12%
371,408	Gaiam, Inc. Class A *	3,212,679

Special Industry Machinery - 2.51%
419,238	Axcelis Technologies, Inc. *	6,099,913
159,969	Manitex International, Inc. *	1,097,387
		7,197,300
Sporting & Athletic Goods, NEC - 2.06%
1,105,626	Black Diamond, Inc. *	5,915,099

Steel Pipes and Tubes - 0.80%
132,933	Northwest Pipe Co. (1 Right per share, exp. 6/28/19) *	2,289,106

Surety Insurance - 2.01%
561,400	MGIC Investment Corp. *	5,720,666
5,651	NMI Holdings, Inc. *	60,183
		5,780,849
Telephone Communications (No Radio Telephone) - 3.28%
1,376,822	Vonage Holdings Corp. *	9,431,231

Television Broadcasting Stations - 2.26%

335,441	E.W. Scripps Co. *	6,484,075

Title Insurance - 1.08%
67,333	Stewart Information Services Corp.	3,102,705

Water Supply - 0.45%
233,704	Pure Cycle Corp. *	1,285,372

TOTAL FOR COMMON STOCKS (Cost $215,045,292) - 92.76%		266,309,378

PREFERRED STOCK - 1.22%

Life Insurance - 1.22%
186,729	Phoenix Companies Quibs 7.450% 01/15/2032	3,504,903

TOTAL FOR PREFERRED STOCK (Cost $3,856,230) - 1.22%		3,504,903

REAL ESTATE INVESTMENT TRUSTS - 2.29%
861,052	MFA Financial, Inc.	6,569,827

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $6,226,803) - 2.29%		6,569,827

SHORT-TERM INVESTMENTS - 3.89%
11,154,381	Federated Treasury Obligation Fund-Institutional Shares (Cost $11,154,381) 0.35% **	11,154,381

TOTAL INVESTMENTS (Cost $236,282,706) - 100.15% ***		287,538,489

OTHER ASSETS LESS LIABILITES - -0.15%		- 434,769

NET ASSETS - 100.00%		$ 287,103,720

* Non-income producing securities during the period
** Variable rate security; the coupon rate shown represents the yield at December 31, 2016.

*** At December 31, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $236,282,706 amounted to $51,255,783, which consisted of aggregate gross unrealized appreciation of 71,511,156 and aggregate gross unrealized depreciation of $20,255,373.

ADR - American Depository receipt.

NOTES TO FINANCIAL STATEMENTS
Adirondack Small Cap Fund
1. SECURITY TRANSACTIONS

At December 31, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $236,282,706 amounted to $51,255,783, which consisted of aggregate gross unrealized appreciation of 71,511,156 and aggregate gross unrealized depreciation of $20,255,373.

2. SECURITY VALUATION

Equity securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by a pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by a pricing service at its last bid price.  When market quotations are not readily available from a pricing service, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are being valued, or when an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, such securities are fair valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2016:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$266,309,378	$0	$0	$266,309,378
Corporate Bonds	$3,504,903	$0	$0	$3,504,903
Real Estate Investment Trusts	$6,569,827	$0	$0	$6,569,827
Cash Equivalents	$11,154,381	$0	$0	$11,154,381
Total	$287,538,489	$0	$0	$287,538,489

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

*Gregory A. Roeder

President

Date March 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory A. Roeder

*Gregory A. Roeder

President

Date March 1, 2017

By /s/Matthew Reiner

*Matthew Reiner

Treasurer and Principal Financial Officer

Date March 1, 2017

* Print the name and title of each signing officer under his or her signature.